Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2026
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

Note 7 — Right-of-use assets and lease liabilities

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group’s operating leases are mainly related to office facilities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and liability at the present value of lease payments over the term. The Group’s lease agreements do not contain any material guarantees or restrictive covenants. The Group does not have any material finance leases or any sublease activities. Short-term leases, defined as leases with an initial term of 12 months or less, are not reflected on the unaudited condensed consolidated balance sheets.

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Amortization of right of use assets and interest of lease liabilities	548,350	298,274	43,960
Operating lease expenses with an initial term of 12 months or less	—	51,574	7,601
Total operating lease expenses	548,350	349,848	51,561

Other information about the Group’s lease is as follows:

	As of December 31,	As of June 30,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Operating cash flows used in operating lease	916,061	252,223	37,173
Right-of-use assets obtained in exchange for new operating lease liabilities	—	663,702	97,818
Right-of-use assets obtained in exchange for operating lease liabilities from modification	1,198,602	—	—
Weighted-average remaining lease term-operating	2.0 years	3.0 years	3.0 years
Weighted-average discount rate-operating	3.2%	3.2%	3.2%

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of June 30, 2026:

	Operating lease
	RMB	US$
Years ending December 31,
2027	590,405	87,015
2028	411,663	60,672
2029	185,096	27,280
2030	194,347	28,643
2031	99,547	14,671
Total undiscounted lease payments	1,481,058	218,281
Less: Imputed interest	(75,758)	(11,166)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	1,405,300	207,115